Schedule of account and other payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Account payable	$ 19,924,016	$ 8,251,166
Payroll Payable	43,561	43,530
Other payables	2,360,824	1,823,350
Total	$ 22,328,401	$ 10,118,046